Events Occurring After the Reporting Date (Details Narrative)	May 16, 2019 NZD ($) shares	May 16, 2019 USD ($) shares	May 13, 2019 NZD ($)	May 13, 2019 USD ($)	Mar. 27, 2019 NZD ($) shares	May 14, 2019 NZD ($) shares	May 14, 2019 USD ($) $ / shares shares	Mar. 27, 2019 USD ($) $ / shares shares	Jan. 31, 2019 NZD ($)	Jan. 31, 2018 NZD ($)	Jan. 31, 2017 NZD ($)
Disclosure of non-adjusting events after reporting period [line items]
Promissory notes outstanding									$ 20,054,000	$ 41,382,000	$ 66,354,000
Events occurring after reporting date [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares					3,914,846			3,914,846
Events occurring after reporting date [Member] | Shareholder [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of ordinary shares exchange for cancellation | shares	635,585	635,585
Value of ordinary shares exchange for cancellation	$ 300,000
Events occurring after reporting date [Member] | Private Placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued, value						$ 2,170,000
Number of shares issued | shares						6,000,000	6,000,000
Share price per share | $ / shares							$ 0.25
Purchase price			$ 4,350,000
Debt interest rate			10.00%	10.00%
Debt maturity			13 November 2020	13 November 2020
Events occurring after reporting date [Member] | March 2019 Pre-Funded Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares outstanding percentage					9.90%
Number of warrants to purchase ordinary shares | shares					6,869,467			6,869,467
Events occurring after reporting date [Member] | March 2019 Investment Warrant [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants to purchase ordinary shares percentage					100.00%
Number of warrants to purchase ordinary shares | shares					10,784,313			10,784,313
Events occurring after reporting date [Member] | US [Member] | Shareholder [Member]
Disclosure of non-adjusting events after reporting period [line items]
Value of ordinary shares exchange for cancellation		$ 200,000
Events occurring after reporting date [Member] | US [Member] | Private Placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued, value							$ 1,500,000
Purchase price				$ 3,000,000
Events occurring after reporting date [Member] | Trade Creditors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued, value					$ 6,600,000
Number of shares issued | shares					11,248,415			11,248,415
Share price per share | $ / shares								$ 0.40
Events occurring after reporting date [Member] | Trade Creditors [Member] | US [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued, value								$ 4,500,000
Events occurring after reporting date [Member] | Holder [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued, value					$ 1,250,000
Number of shares issued | shares					2,119,178			2,119,178
Share price per share | $ / shares								$ 0.40
Promissory notes outstanding					$ 847,671
Events occurring after reporting date [Member] | Holder [Member] | US [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued, value								$ 850,000
Events occurring after reporting date [Member] | Investor [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued, value					$ 1,690,000
Number of shares issued | shares					4,510,588			4,510,588
Share price per share | $ / shares								$ 0.255
Events occurring after reporting date [Member] | Investor [Member] | US [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued, value								$ 1,150,000
Events occurring after reporting date [Member] | Accredited Investors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued, value					$ 4,050,000
Number of shares issued | shares					10,784,313			10,784,313
Share price per share | $ / shares								$ 0.255
Events occurring after reporting date [Member] | Accredited Investors [Member] | US [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued, value								$ 2,750,000